NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 90.7%
	APPAREL & TEXTILE PRODUCTS - 8.7%
69,000	Movado Group, Inc.	$1,646,340
66,650	Rocky Brands, Inc.	2,148,796
148,000	Superior Group of Companies, Inc.	2,143,040
59,000	Weyco Group, Inc.	1,969,420
		7,907,596
	ASSET MANAGEMENT - 8.8%
122,300	Compass Diversified Holdings	2,708,945
81,000	Sprott, Inc.	3,308,850
153,700	Westwood Holdings Group, Inc.	2,050,358
		8,068,153
	BANKING - 5.0%
15,850	Bank of Hawaii Corporation	1,051,965
76,500	Bar Harbor Bankshares	2,452,590
10,000	Wintrust Financial Corporation	1,088,000
		4,592,555
	CHEMICALS - 3.6%
49,000	Oil-Dri Corp of America	3,341,310

	COMMERCIAL SUPPORT SERVICES - 5.7%
23,200	ABM Industries, Inc.	1,325,880
703,000	ARC Document Solutions, Inc.	2,348,020
45,000	Ennis, Inc.	1,075,950
53,000	Resources Connection, Inc.	552,790
		5,302,640
	CONSTRUCTION MATERIALS - 1.3%
18,100	Apogee Enterprises, Inc.	1,208,718

	ELECTRIC UTILITIES - 7.3%
46,000	Avista Corporation	1,777,440
38,000	Northwestern Energy Group, Inc.	2,066,820
10,500	Otter Tail Corporation	887,775
33,500	Unitil Corporation	2,020,050
		6,752,085

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 90.7% (Continued)
	ELECTRICAL EQUIPMENT - 3.1%
178,000	LSI Industries, Inc.(a)	$2,831,980

	FOOD - 1.3%
68,000	WK Kellogg Company	1,167,560

	GAS & WATER UTILITIES - 8.3%
47,000	Artesian Resources Corporation, Class A	1,697,170
162,000	Global Water Resources, Inc.	2,055,780
48,000	Northwest Natural Holding Company	1,930,560
90,000	RGC Resources, Inc.	1,912,500
		7,596,010
	HOME & OFFICE PRODUCTS - 5.4%
84,000	ACCO Brands Corporation	460,320
64,000	Flexsteel Industries, Inc.	2,648,320
64,000	Hamilton Beach Brands Holding Company, Class A	1,874,560
		4,983,200
	HOUSEHOLD PRODUCTS - 3.2%
169,000	Crown Crafts, Inc.(b)	806,130
66,000	Energizer Holdings, Inc.	2,138,400
		2,944,530
	LEISURE FACILITIES & SERVICES - 1.9%
106,000	Wendy's Company (The)	1,793,520

	LEISURE PRODUCTS - 2.9%
190,000	Escalade, Inc.	2,656,200

	MULTI ASSET CLASS REITS - 1.2%
107,000	LXP Industrial Trust	1,108,520

	OIL & GAS PRODUCERS - 3.1%
367,000	Evolution Petroleum Corporation	1,890,050
146,000	Granite Ridge Resources, Inc.	927,100
		2,817,150

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 90.7% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.5%
121,000	Select Water Solutions, Inc., Class A	$1,395,130

	RESIDENTIAL REIT - 2.6%
125,000	UMH Properties, Inc.	2,432,500

	RETAIL - CONSUMER STAPLES - 1.3%
38,000	Village Super Market, Inc., Class A	1,221,700

	RETAIL - DISCRETIONARY - 6.5%
22,000	Buckle, Inc. (The)	921,800
96,300	Ethan Allen Interiors, Inc.	3,031,524
75,000	Monro, Inc.	2,031,750
		5,985,074
	SOFTWARE - 1.2%
96,000	American Software, Inc., Class A	1,104,960

	SPECIALTY FINANCE - 2.1%
14,000	GATX Corporation	1,975,400

	SPECIALTY REIT - 3.1%
196,000	Postal Realty Trust, Inc.	2,840,040

	TECHNOLOGY SERVICES - 0.7%
16,100	Value Line, Inc.	667,506

	TELECOMMUNICATIONS - 0.9%
58,000	Spok Holdings, Inc.	862,460

	TOTAL COMMON STOCKS (Cost $63,894,991)	83,556,497

NORTH STAR DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	PREFERRED STOCK — 1.0%
	HOME CONSTRUCTION — 1.0%
40,000	Green Brick Partners, Inc. – Series A, 5.750% (Cost $846,709)	$914,800

	SHORT-TERM INVESTMENT — 8.1%
	MONEY MARKET FUND - 8.1%
7,455,024	First American Treasury Obligations Fund, Class X, 5.18% (Cost $7,455,024)(a)	7,455,024

	TOTAL INVESTMENTS - 99.8% (Cost $72,196,724)	$ 91,926,321
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	179,529
	NET ASSETS - 100.0%	$92,105,850

REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of August 31, 2024.